Consolidated Balance Sheets and Statements of Operations and Comprehensive Loss Components - Inventories/Prepaid/PP&E (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventories:
Work-in-process	$ 1,071	$ 1,270	$ 1,478
Finished goods	175	181	119
Total	1,246	1,451	1,597
Prepaid expenses and other:
Prepaid software		250	287
Prepaid insurance		116	134
Interest receivable		17	48
Prepaid expenses and other		90	232
Total	1,815	473	701
Property and equipment, net:
Property and equipment, gross		6,210	5,980
Less: Accumulated depreciation and amortization		(4,936)	(4,350)
Property and equipment, net	$ 748	1,274	1,630
Equipment, furniture and fixtures and leasehold improvements
Property and equipment, net:
Property and equipment, gross		5,906	5,646
Acquired software
Property and equipment, net:
Property and equipment, gross		$ 304	$ 334